CONTINGENT LIABILITY (Details Narrative) - USD ($)	Nov. 07, 2025	Jul. 13, 2022
Compensatory damages		$ 5,000,000
XYZ Global Technologies Inc [Member]
Long term loan	$ 35,000
Compensatory damages	$ 1,856,000